Property, Plants and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plants and Equipment, Net [Abstract]
PROPERTY, PLANTS AND EQUIPMENT, NET
NOTE 9:-	PROPERTY, PLANTS AND EQUIPMENT, NET

Composition:

	December 31,
	2016	2017
Cost:
Computers, equipment and software	$60,074	$80,888
Motor vehicles	1,552	1,659
Buildings	1,833	1,833
Leasehold improvements	20,991	22,080
	84,450	106,460
Accumulated depreciation:
Computers, equipment and software	$46,659	$64,604
Motor vehicles	531	636
Buildings	23	70
Leasehold improvements	11,107	11,343
	58,320	76,653

Depreciated cost	$26,130	$29,807

In December 2016, Matrix sold its full rights in a land property for a total consideration of approximately $4,473. The group recognized a capital gain from the aforementioned sale in an amount of approximately $3,147. Simultaneously to the sale, Matrix had leased the land for its operations. The lease is treated as an operating lease in accordance with IAS 17.

Depreciation expenses totaled $7,092, $7,880, and $9,598 for the years ended December 31, 2015, 2016 and 2017, respectively.